Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2015
Registrant Name	INTERMEDIATE BOND FUND OF AMERICA
Central Index Key	0000826813
Amendment Flag	false
Document Creation Date	Oct. 29, 2015
Document Effective Date	Nov. 01, 2015
Prospectus Date	Nov. 01, 2015
INTERMEDIATE BOND FUND OF AMERICA® | Class A
Prospectus:
Trading Symbol	AIBAX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-1
Prospectus:
Trading Symbol	RBOAX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-2
Prospectus:
Trading Symbol	RBOBX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-3
Prospectus:
Trading Symbol	RBOCX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-4
Prospectus:
Trading Symbol	RBOEX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-5
Prospectus:
Trading Symbol	RBOFX
INTERMEDIATE BOND FUND OF AMERICA® | Class B
Prospectus:
Trading Symbol	IBFBX
INTERMEDIATE BOND FUND OF AMERICA® | Class C
Prospectus:
Trading Symbol	IBFCX
INTERMEDIATE BOND FUND OF AMERICA® | Class F-1
Prospectus:
Trading Symbol	IBFFX
INTERMEDIATE BOND FUND OF AMERICA® | Class 529-A
Prospectus:
Trading Symbol	CBOAX
INTERMEDIATE BOND FUND OF AMERICA® | Class 529-B
Prospectus:
Trading Symbol	CBOBX
INTERMEDIATE BOND FUND OF AMERICA® | Class 529-C
Prospectus:
Trading Symbol	CBOCX
INTERMEDIATE BOND FUND OF AMERICA® | Class 529-E
Prospectus:
Trading Symbol	CBOEX
INTERMEDIATE BOND FUND OF AMERICA® | Class 529-F-1
Prospectus:
Trading Symbol	CBOFX
INTERMEDIATE BOND FUND OF AMERICA® | Class F-2
Prospectus:
Trading Symbol	IBAFX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-6
Prospectus:
Trading Symbol	RBOGX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-2E
Prospectus:
Trading Symbol	REBBX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-5E
Prospectus:
Trading Symbol	RBOHX